DERIVATIVE LIABILITES (Details) (USD $)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Derivatives Warrants Liabilities [Line Items]
Derivative warrant instruments Begining Balance	$ 0	$ 0
Initial valuation of derivative liabilities upon issuance of new warrants during the period	449,624	449,624	0
Increase in fair value of derivative liability		2,201,531
Derivative warrant instruments Ending Balance		$ 2,651,155